Revenue	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Revenue
Note 4 - Revenue
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the year ended December 31,
	2022	2021	2020
Sales of vehicles 1	2,404,246	1,290,031	542,783
Sales of software and performance engineered kits	21,308	25,881	35,434
Sales of carbon credits	10,984	6,299	27,141
Vehicle leasing revenue	16,719	6,217	—
Other revenue	8,639	8,753	4,887

Total	2,461,896	1,337,181	610,245

1	- Revenues related to sales of vehicles are inclusive of extended and connected services recognized over time.
For the years ended December 31, 2022 and 2021, other revenue primarily consisted of license revenue generated from sales-based royalties received from Volvo Cars on sales of parts and accessories for Polestar vehicles, which Volvo Cars began selling to customers during 2021. For the year ended December 31, 2020, other revenue primarily consisted of revenue generated through the sale of technology to a related party.
For the year ended December 31, 2022, no sole customer exceeded 10% of total revenue. The Group’s two largest customers that are third parties accounted for $135,544 (10.14%) and $129,873 (9.71%) of revenue, respectively, for the year ended December 31, 2021. For the year ended December 31, 2020, Volvo Cars accounted for $107,948 (17.7%) of the Group’s revenue and a third party customer accounted for $71,361 (11.69%) of the Group’s revenue. Refer to Note 25 - Related party transactions for further details on revenues from related parties.

Contract liabilities

	Sales generated obligation	Deferred revenue - extended service	Deferred revenue - connected services	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2021	2,436	8,967	5,669	—	17,072
Provided for during the year	65,862	20,612	14,472	25,869	126,815
Settled during the year	(43,469)	—	—	—	(43,469)
Released during the year	—	(3,673)	(1,450)	(5,554)	(10,677)
Effect of foreign currency exchange rate differences	(127)	(2,226)	(98)	—	(2,451)

Balance as of December 31, 2021	24,702	23,680	18,593	20,315	87,290

of which current	24,702	11,178	2,521	19,967	58,368
of which non-current	—	12,502	16,072	348	28,922
Provided for during the year	66,769	31,928	17,325	14,197	130,219
Settled during the year	(77,667)	—	—	—	(77,667)
Released during the year	—	(13,882)	(3,859)	(21,437)	(39,178)
Effect of foreign currency exchange rate differences	(735)	(934)	(1,966)	(560)	(4,195)

Balance as of December 31, 2022	13,069	40,792	30,093	12,515	96,469

of which current	13,069	18,979	4,431	9,738	46,217
of which non-current	—	21,813	25,662	2,777	50,252
As of December 31, 2022, contract liabilities amounted to $96,469, of which $13,069 was related to variable consideration payable to fleet customers in the form of volume related bonuses and $83,400 was related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue. As of December 31, 2021, the aggregate amount of the transaction price related to sales of vehicles allocated to the remaining performance obligations was $87,290.
Revenue recognized during the year ended December 31, 2022 related to contract liabilities outstanding as of January 1, 2022 was $33,666, and no revenue was recognized during the period related to performance obligations fully (or partially) satisfied in prior periods. Revenue recognized during the year ended December 31, 2021 related to contract liabilities outstanding as of January 1, 2021 was $4,648, and no revenue was recognized during the period related to performance obligations fully (or partially) satisfied in prior periods. Since Polestar Group did not enter the commercial space until the third quarter of 2020, there was no revenue recognized during the year ended December 31, 2020 related to contract liabilities outstanding as of January 1, 2020 or performance obligations fully (or partially) satisfied.